COMPANY DATA:
		COMPANY CONFORMED NAME:			Cupps Capital Management, LLC
		CENTRAL INDEX KEY:			0001422219
		IRS NUMBER:				364370454
		STATE OF INCORPORATION:			DE
		FISCAL YEAR END:			1231

	FILING VALUES:
		FORM TYPE:		13F-HR/A
		SEC ACT:		1934 Act
		SEC FILE NUMBER:	028-12766
		FILM NUMBER:		08774097

	BUSINESS ADDRESS:
		STREET 1:		208 SOUTH LASALLE STREET
		STREET 2:		SUITE 1368
		CITY:			CHICAGO
		STATE:			IL
		ZIP:			60604
		BUSINESS PHONE:		312-263-1057

	MAIL ADDRESS:
		STREET 1:		208 SOUTH LASALLE STREET
		STREET 2:		SUITE 1368
		CITY:			CHICAGO
		STATE:			IL
		ZIP:			60604

UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                   Form 13F-HR/A

                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 2008
                                               -------------------

Check here if Amendment []; Amendment Number:  __________
     This Amendment (Check only one.):          [ ] is a restatement
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Cupps Capital Management, LLC
Address:       208 South LaSalle St. 1368
               Chicago, IL 60604


Form 13F File Number:  028-12766
                      ---------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Laura Flentye
Title:    Business Manager
Phone:    312.263.1452

Signature, Place, and Date of Signing:

/s/Laura Flentye               	    Chicago, IL              	11/11/2008
- - - --------------------          -------------------          --------------
    [Signature]                   [City, State]                [Date]

The June 30th report was inadvertently submitted for 3Q 2008.

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  Not Applicable

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:     None

Form 13F Information Table Entry Total:     76

Form 13F Information Table Value Total:     $171,856 x 1,000

List of Other Included Managers:  0

Provide a number list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE




                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACTEL CORP COM                 COM              004934105     1122 89905.00 SH       Sole                 52425.00          37480.00
ADVENT SOFTWARE INC COM        COM              007974108     2218 62968.00 SH       Sole                 35985.00          26983.00
ALEXION PHARMACEUTICAL COM     COM              015351109      262  6685.00 SH       Sole                  6685.00
AMEDISYS INC COM               COM              023436108      816 16786.00 SH       Sole                  9170.00           7616.00
AMERICAN PUBLIC EDUCATION      COM              02913V103     3357 69532.00 SH       Sole                 39333.00          30199.00
AMERICAN SUPERCONDUCTR COM     COM              030111108     5406 229389.00 SH      Sole                144392.00          84997.00
APPLE COMPUTER INC COM         COM              037833100      540  4753.00 SH       Sole                  4753.00
ARIBA INC COM                  COM              04033V203     5697 403229.00 SH      Sole                244609.00         158620.00
ATHENAHEALTH INC               COM              04685W103     8231 247424.00 SH      Sole                153088.00          94336.00
AUXILIUM PHARMACEUTICL COM     COM              05334D107     1486 45871.00 SH       Sole                 25625.00          20246.00
AXSYS TECHNOLOGIES INC         COM              054615109     2049 34771.00 SH       Sole                 19910.00          14861.00
BALDOR ELEC CO COM             COM              057741100      953 33079.00 SH       Sole                 18265.00          14814.00
BANK OF AMERICA CORP COM       COM              060505104      283  8100.00 SH       Sole                  8100.00
BARRETT BILL CORP COM          COM              06846N104     1345 41889.00 SH       Sole                 23856.00          18033.00
BIG LOTS INC                   COM              089302103      742 26689.00 SH       Sole                 14647.00          12042.00
BJ'S RESTAURANTS INC           COM              09180C106      144 12094.00 SH       Sole                 12094.00
BLACKBOARD INC COM             COM              091935502     2424 60174.00 SH       Sole                 35107.00          25067.00
CAPSTONE TURBINE CORP COM      COM              14067D102     1305 1012125.00 SH     Sole                623233.00         388892.00
CAVIUM NETWORKS INC COM        COM              14965A101     2567 182346.00 SH      Sole                108866.00          73480.00
CONCUR TECHNOLOGIES COM        COM              206708109     4142 108268.00 SH      Sole                 65180.00          43088.00
CYBERONICS INC COM             COM              23251P102      697 41036.00 SH       Sole                 23701.00          17335.00
CYBERSOURCE CORP COM           COM              23251J106     1892 117464.00 SH      Sole                 67140.00          50324.00
DECKERS OUTDOOR CORP COM       COM              243537107      614  5907.00 SH       Sole                  3068.00           2839.00
DICKS SPORTING GOODS COM       COM              253393102     1453 74233.00 SH       Sole                 40715.00          33518.00
ENERGY CONVERSN DEVICE COM     COM              292659109     2931 50320.00 SH       Sole                 29300.00          21020.00
ENERNOC                        COM              292764107      847 82011.00 SH       Sole                 50842.00          31169.00
ENERSYS                        COM              29275Y102      889 45115.00 SH       Sole                 24631.00          20484.00
ESCO TECHNOLOGIES INC COM      COM              296315104     1162 24135.00 SH       Sole                 14030.00          10105.00
FIRST SOLAR INC                COM              336433107     3847 20366.00 SH       Sole                 13965.00           6401.00
GENOMIC HEALTH INC COM         COM              37244C101     4863 214724.00 SH      Sole                140983.00          73741.00
GREEN MOUNTAIN COFFEE ROAST    COM              393122106     6876 174804.00 SH      Sole                104990.00          69814.00
GSI COMMERCE INC COM           COM              36238G102     1760 113725.00 SH      Sole                 64940.00          48785.00
HAIN CELESTIAL GRP INC COM     COM              405217100      853 31007.00 SH       Sole                 18238.00          12769.00
HEIDRICK&STRUGGLS INTL COM     COM              422819102     1848 61312.00 SH       Sole                 34240.00          27072.00
ILLUMINA INC COM               COM              452327109     9023 222648.00 SH      Sole                142446.00          80202.00
INTUITIVE SURGICAL INC COM     COM              46120E602     1885  7826.00 SH       Sole                  6227.00           1599.00
IPG PHOTONICS CORP             COM              44980X109     2410 123565.00 SH      Sole                 71065.00          52500.00
IROBOT CORP COM                COM              462726100     4705 317517.00 SH      Sole                199788.00         117729.00
ITC HOLDINGS CORP              COM              465685105     1799 34761.00 SH       Sole                 18835.00          15926.00
JA SOLAR HOLDINGS CO LTD-ADR   COM              466090107      975 92528.00 SH       Sole                 62523.00          30005.00
JARDEN CORP                    COM              471109108     1864 79518.00 SH       Sole                 45450.00          34068.00
K12 INC                        COM              48273U102      845 31895.00 SH       Sole                 19069.00          12826.00
LULULEMON ATHLETICA            COM              550021109     1603 69622.00 SH       Sole                 40460.00          29162.00
LUMBER LIQUIDATORS INC         COM              55003Q103     1188 94637.00 SH       Sole                 57895.00          36742.00
LUMINEX CORP DEL COM           COM              55027E102     3535 141361.00 SH      Sole                 80780.00          60581.00
MARTEK BIOSCIENCES CP COM      COM              572901106     1474 46943.00 SH       Sole                 27890.00          19053.00
MONOLITHIC POWER SYSTEMS INC   COM              609839105     1266 72918.00 SH       Sole                 39850.00          33068.00
MORGAN J P & CO INC COM        COM              46625H100      478 10255.00 SH       Sole                 10255.00
MYRIAD GENETICS INC COM        COM              62855J104     8447 130201.00 SH      Sole                 80636.00          49565.00
NETLOGIC MICROSYS INC COM      COM              64118B100     1786 59066.00 SH       Sole                 33013.00          26053.00
NUVASIVE INC COM               COM              670704105     6952 140941.00 SH      Sole                 84016.00          56925.00
OMNITURE                       COM              68212S109     1693 92260.00 SH       Sole                 58920.00          33340.00
PANERA BREAD CO CL A           COM              69840W108     3716 73016.00 SH       Sole                 41830.00          31186.00
PENSON WORLDWIDE INC           COM              709600100      851 61407.00 SH       Sole                 33525.00          27882.00
PIPER JAFFRAY COS COM          COM              724078100     2668 61709.00 SH       Sole                 35833.00          25876.00
PMC-SIERRA INC COM             COM              69344F106     2603 350817.00 SH      Sole                195107.00         155710.00
POLYPORE INTERNATIONAL INC     COM              73179V103     3965 184358.00 SH      Sole                110614.00          73744.00
POWELL INDUSTRIES INC          COM              739128106      539 13227.00 SH       Sole                  7635.00           5592.00
RACKSPACE HOSTING INC          COM              750086100     1466 150063.00 SH      Sole                 93964.00          56099.00
RISKMETRICS GROUP INC          COM              767735103     1905 97345.00 SH       Sole                 53200.00          44145.00
SKYWORKS SOLUTIONS INC COM     COM              83088M102     2554 305556.00 SH      Sole                171375.00         134181.00
SOLERA HOLDINGS                COM              83421A104     2284 79559.00 SH       Sole                 43514.00          36045.00
SUNPOWER CORP COM CL A         COM              867652109      282  3985.00 SH       Sole                  3985.00
SYNIVERSE HLDGS INC COM        COM              87163F106     2751 165627.00 SH      Sole                 94909.00          70718.00
TALEO CORP CL A                COM              87424N104     2282 114778.00 SH      Sole                 64320.00          50458.00
TEKELEC COM                    COM              879101103      563 40274.00 SH       Sole                 21605.00          18669.00
THOMAS WEISEL PART GRP COM     COM              884481102      222 26400.00 SH       Sole                 26400.00
THORATEC LABS CORP COM NEW     COM              885175307     3692 140665.00 SH      Sole                 81605.00          59060.00
TRACTOR SUPPLY COMPANY         COM              892356106     1691 40215.00 SH       Sole                 22365.00          17850.00
TRIQUINT SEMICONDUCTOR COM     COM              89674K103      885 184860.00 SH      Sole                104710.00          80150.00
VOCUS                          COM              92858J108     3402 100177.00 SH      Sole                 58484.00          41693.00
WABTEC CORP                    COM              929740108     1767 34494.00 SH       Sole                 18407.00          16087.00
WARNACO GROUP                  COM              934390402     3475 76742.99 SH       Sole                 43464.99          33278.00
WELLS FARGO & CO NEW COM       COM              949746101      325  8675.00 SH       Sole                  8675.00
WFI INDS LTD COM               COM              92923V102      352 14185.00 SH       Sole                 14185.00
AFFICIENT CORP. PRIVATE PLACEM                                  29   197112 SH       Sole                   197112